Operating profit - Auditor's fees payable included in operating profit (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deloitte LLP
Disclosure Of Auditors' Remuneration [Line Items]
Audit and audit-related services	£ 15.0	£ 11.0	£ 11.0
Other assurance services	6.0	2.0
Total audit fees	21.0	13.0	11.0
Audit and audit-related services incurred for separation from GSK Group	0.0	0.9	0.0
Other assurance services incurred for separation from GSK Group	3.0	2.4	0.0
KPMG LLP
Disclosure Of Auditors' Remuneration [Line Items]
Audit and audit-related services	14.0
Other assurance services	3.0
Total audit fees	17.0
Permissible tax compliance and advisory services	2.5
Other audit-related services	0.3
Other services	0.2
Parent company and consolidated financial statements | Deloitte LLP
Disclosure Of Auditors' Remuneration [Line Items]
Audit and audit-related services	10.0	5.0	5.0
Parent company and consolidated financial statements | KPMG LLP
Disclosure Of Auditors' Remuneration [Line Items]
Audit and audit-related services	14.0
Company's subsidiaries | Deloitte LLP
Disclosure Of Auditors' Remuneration [Line Items]
Audit and audit-related services	£ 5.0	£ 6.0	£ 6.0